Consolidated Statements Of Income (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Interest income:
Interest and fees on loans	$ 571,798,000		$ 599,710,000		$ 648,555,000
Interest on investment securities available-for-sale	93,233,000		83,787,000		98,450,000
Interest on investment securities held-to-maturity	287,000		0		0
Interest on loans held-for-sale	11,170,000		12,982,000		14,906,000
Interest on trading securities	31,991,000		34,548,000		35,363,000
Interest on other earning assets	770,000		1,026,000		1,679,000
Total interest income	709,249,000		732,053,000		798,953,000
Interest on deposits:
Savings	11,562,000		14,762,000		19,744,000
Time deposits	9,076,000		15,879,000		21,265,000
Other interest-bearing deposits	3,078,000		3,747,000		5,896,000
Certificates of deposit $100,000 and more	3,090,000		5,642,000		8,311,000
Interest on trading liabilities	15,390,000		13,624,000		10,450,000
Interest on short-term borrowings	4,765,000		4,704,000		5,286,000
Interest on term borrowings	34,570,000		36,321,000		39,334,000
Total interest expense	81,531,000		94,679,000		110,286,000
Net interest income	627,718,000		637,374,000		688,667,000
Provision for loan losses	27,000,000		55,000,000		78,000,000	[1]
Net interest income after provision for loan losses	600,718,000		582,374,000		610,667,000
Noninterest income:
Capital markets	200,595,000		272,364,000		334,912,000
Deposit transactions and cash management	111,951,000		114,383,000		120,168,000
Mortgage banking	71,257,000		33,275,000		51,890,000
Brokerage, management fees and commissions	49,099,000		42,261,000		34,934,000
Trust services and investment management	27,777,000		26,523,000		24,319,000
Bankcard income	23,697,000		20,482,000		22,384,000
Bank-owned life insurance	16,394,000		16,614,000		18,805,000
Other service charges	11,882,000		13,440,000		12,935,000
Equity securities gains/(losses), net	2,872,000		2,211,000		365,000
Insurance commissions	2,257,000		3,023,000		3,148,000
Debt securities gains/(losses), net (Note 15)	0		(451,000)		328,000
Gain on divestiture	0		111,000		200,000
All other income and commissions (Note 14)	32,263,000		40,341,000		46,941,000
Total noninterest income	550,044,000		584,577,000		671,329,000
Adjusted gross income after provision for loan losses	1,150,762,000		1,166,951,000		1,281,996,000
Noninterest expense:
Employee compensation, incentives, and benefits (2014 and 2013 include $5.1 million and $10.1 million, respectively, of expense associated with pension and post-retirement plans reclassified from accumulated other comprehensive income)	478,159,000		529,041,000		640,857,000
Occupancy	54,018,000		50,565,000		49,027,000
Legal and professional fees	44,205,000		53,359,000		38,750,000
Computer software	42,931,000		40,327,000		40,018,000
Operations services	35,247,000		35,215,000		35,429,000
Equipment rentals, depreciation, and maintenance	29,964,000		31,738,000		31,246,000
Contract employment and outsourcing	19,420,000		35,920,000		41,198,000
Advertising and public relations	18,683,000		18,239,000		17,439,000
Communications and courier	16,074,000		17,958,000		18,318,000
FDIC premium expense	11,464,000		20,156,000		27,968,000
Amortization of intangible assets	4,170,000	[2]	3,912,000	[2]	3,910,000	[2]
Foreclosed real estate	2,503,000		4,299,000		11,041,000
Repurchase and foreclosure provision	(4,300,000)		170,000,000		299,256,000
All other expense (Note 14)	88,673,000		147,872,000		129,244,000
Total noninterest expense	841,211,000		1,158,601,000		1,383,701,000
Income/(loss) before income taxes	309,551,000		8,350,000		(101,705,000)
Provision/(benefit) for income taxes (2014 and 2013 include $2.0 million and $4.1 million, respectively, of tax benefit reclassified from accumulated other comprehensive income) (Note 16)	78,501,000		(32,169,000)		(85,262,000)
Income/(loss) from continuing operations	231,050,000		40,519,000		(16,443,000)
Income/(loss) from discontinued operations, net of tax	0	[3]	548,000	[3]	148,000	[3]
Net income/(loss)	231,050,000		41,067,000		(16,295,000)
Net income attributable to noncontrolling interest	11,527,000		11,465,000		11,464,000
Net income/(loss) attributable to controlling interest	219,523,000		29,602,000		(27,759,000)
Preferred stock dividends	6,200,000		5,838,000		0
Net income/(loss) available to common shareholders	$ 213,323,000		$ 23,764,000		$ (27,759,000)
Basic earnings/(loss) per share from continuing operations (Note 17)	$ 0.91		$ 0.1		$ (0.11)
Diluted earnings/(loss) per share from continuing operations (Note 17)	$ 0.9		$ 0.1		$ (0.11)
Basic earnings/(loss) per share available to common shareholders (Note 17)	$ 0.91		$ 0.1		$ (0.11)
Diluted earnings/(loss) per share available to common shareholders (Note 17)	$ 0.9		$ 0.1		$ (0.11)
Weighted average common shares (Note 17)	234,997		237,972		248,349
Diluted average common shares (Note 17)	236,735		239,794		248,349

[1]	2012 includes approximately $23 million of loan loss provision related to dischargedbankruptcies.
[2]	Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete.
[3]

Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.